Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	2015	2014
Borrowings under lines of credit	$109.230	$132.495
Other financial liabilities	22	198
Short-term debt	109.252	132.693
Short-term debt from related parties (see Note 2.b)	19.052	5.357
Short-term debt and short-term debt from related parties	$128.304	$138.050